ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Australia — 0.9%
Health Care — 0.9%
CSL	8,049	$1,678,028

Total Australia		1,678,028
Belgium — 1.2%
Information Technology — 1.2%
Materialise ADR *	31,958	2,086,538

Total Belgium		2,086,538
China — 1.3%
Health Care — 1.3%
Ping An Healthcare and Technology * (A)	195,200	2,425,572

Total China		2,425,572
Denmark — 0.7%
Health Care — 0.7%
GN Store Nord	17,601	1,351,269

Total Denmark		1,351,269
France — 2.5%
Health Care — 2.5%
Cellectis ADR *	79,784	2,181,295
Eurofins Scientific	23,784	2,287,929

Total France		4,469,224
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers	46,685	2,624,900

Total Germany		2,624,900
Italy — 1.3%
Health Care — 1.3%
DiaSorin	10,999	2,413,310

Total Italy		2,413,310
Japan — 0.6%
Health Care — 0.6%
Terumo	29,600	1,149,281

Total Japan		1,149,281
Netherlands — 1.2%
Health Care — 1.2%
Koninklijke Philips	38,109	2,081,362

Total Netherlands		2,081,362
Spain — 0.9%
Health Care — 0.9%
Grifols	57,206	1,688,846

Total Spain		1,688,846
Switzerland — 3.4%
Health Care — 3.4%
Lonza Group	3,325	2,130,452
Roche Holding	5,469	1,888,268
Tecan Group	4,319	2,097,356

Total Switzerland		6,116,076
United Kingdom — 1.7%
Health Care — 1.7%
EMIS Group	91,224	1,445,594
Smith & Nephew	79,549	1,683,874

Total United Kingdom		3,129,468
United States — 82.5%
Health Care — 76.%
1Life Healthcare *	58,456	2,957,874
Abbott Laboratories	14,108	1,743,608
ABIOMED *	8,571	2,984,852
Agilent Technologies	16,273	1,955,526
Align Technology *	3,614	1,898,723
Alnylam Pharmaceuticals *	9,024	1,357,932
Axogen *	141,629	2,457,263
Baxter International	19,115	1,468,605
Becton Dickinson	5,295	1,386,178
BioMarin Pharmaceutical *	20,050	1,659,739
Bio-Rad Laboratories, Cl A *	3,590	2,059,834
BioTelemetry *	33,502	2,394,053
Boston Scientific *	68,251	2,418,815
Bristol-Myers Squibb	23,158	1,422,596
Cardiovascular Systems *	61,524	2,767,965
CareDx *	33,974	2,596,633
Catalent *	21,417	2,464,026
Cerus *	191,119	1,259,474
Charles River Laboratories International *	9,882	2,559,932
Codexis *	101,657	2,367,592
CONMED	14,218	1,590,994
CryoLife *	91,476	2,189,021
Danaher	10,192	2,424,065
DexCom *	6,710	2,515,244
Editas Medicine, Cl A *	68,094	4,177,566
Edwards Lifesciences *	22,846	1,886,623
Exact Sciences *	16,235	2,226,793
Fulgent Genetics *	49,612	5,481,629
Glaukos *	33,438	2,965,617
Globus Medical, Cl A *	20,261	1,249,901
Health Catalyst *	59,812	2,971,460
Hologic *	24,381	1,943,897
Illumina *	6,675	2,846,487
Incyte *	25,955	2,329,461
Insulet *	9,029	2,412,368
Integra LifeSciences Holdings *	41,632	2,749,377

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value
Intuitive Surgical *	2,984	$2,230,958
IQVIA Holdings *	12,512	2,224,634
iRhythm Technologies *	12,975	2,185,250
Masimo *	6,496	1,662,456
Medpace Holdings *	13,639	1,811,123
Moderna *	7,700	1,333,332
NanoString Technologies *	30,343	2,124,920
Natera *	26,836	2,861,790
NeoGenomics *	44,999	2,385,847
Nevro *	12,242	1,980,633
Novocure *	7,929	1,276,252
Omnicell *	19,337	2,277,899
Penumbra *	10,707	2,795,491
PerkinElmer	13,632	2,004,858
Quidel *	10,095	2,533,542
Regeneron Pharmaceuticals *	4,365	2,199,262
STAAR Surgical *	28,043	2,876,651
Stryker	7,399	1,635,253
Tabula Rasa HealthCare *	61,480	3,491,450
Tactile Systems Technology *	42,140	2,298,737
Teladoc Health *	5,745	1,515,703
Thermo Fisher Scientific	4,943	2,519,447
Veeva Systems, Cl A *	4,319	1,193,944
Veracyte *	20,366	1,154,752
Vertex Pharmaceuticals *	7,711	1,766,436
Vocera Communications *	65,793	2,891,602
		139,373,945
Information Technology — 5.8%
3D Systems *	138,070	4,907,008
Brooks Automation	22,335	1,692,100
Novanta *	11,258	1,406,349
Nuance Communications *	55,817	2,541,906
		10,547,363
Total United States		149,921,308
Total Common Stock
(Cost $154,118,792)		181,135,182
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 0.03%(B)	639,931	639,931

Total Short-Term Investment
(Cost $639,931)		639,931

Total Investments - 100.0%
(Cost $154,758,723)		$181,775,113

Percentages based on Net Assets of $181,803,455.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees. As of January 31, 2021, the value of these securities amounted to $2,425,572, representing 1.3% of the Net Assets of the Fund.
(B)	Rate shown is the 7-day effective yield as of January 31, 2021.

ADR – American Depository Receipt

Cl - Class

As of January 31, 2021, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1500